SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2019
Leasehold improvements
Property and equipment, net
Useful life	3 years
Furniture, office and electric equipment | Minimum
Property and equipment, net
Useful life	3 years
Furniture, office and electric equipment | Maximum
Property and equipment, net
Useful life	5 years
Machinery and equipment
Property and equipment, net
Useful life	10 years
Vehicles
Property and equipment, net
Useful life	5 years
Buildings
Property and equipment, net
Useful life	20 years